UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Income Fund

March 31, 2009

1.814644.104

MIR-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 982,436
Series 2006 A, 5% 10/1/23	1,000,000	858,850
		1,841,286
Michigan - 95.9%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,580,576
Allegan Pub. School District Series 2008:
5% 5/1/14 (MBIA Insured)	1,570,000	1,758,431
5% 5/1/16 (MBIA Insured)	1,545,000	1,748,059
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,157,521
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,536,227
5% 3/1/18 (MBIA Insured)	1,440,000	1,563,998
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	2,541,000	3,187,049
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,388,780
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,988,300
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,129,694
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,483,066
5.25% 5/1/18	1,100,000	1,183,358
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,102,160
5% 5/1/17 (FSA Insured)	2,065,000	2,256,839
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,787,540
5% 6/1/25 (AMBAC Insured)	1,775,000	1,817,387
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,806,689
Chelsea School District:
5% 5/1/15 (MBIA Insured)	1,720,000	1,939,317
5% 5/1/18 (MBIA Insured)	1,675,000	1,884,157
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured)	1,905,000	2,171,948
5% 5/1/16 (FSA Insured)	1,855,000	2,124,309
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,308,493
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,107,410
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Constantine Pub. Schools 5% 5/1/25	$ 1,130,000	$ 1,150,679
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,529,586
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,729,050
Series 2005 A, 5.25% 5/1/30	5,000,000	4,517,400
Series A, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,122,430
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,192,265
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,002,070
5% 9/30/12 (MBIA Insured)	4,765,000	4,745,416
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,545,929
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,430,529
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,824,107
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	1,988,576
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	1,942,280
5% 4/1/15 (AMBAC Insured)	3,800,000	3,572,760
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,354,063
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	2,700,000	2,779,677
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,342,812
5% 7/1/32 (FSA Insured)	535,000	458,056
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,097,098
5% 7/1/36	7,800,000	6,173,154
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,112,495
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (FGIC Insured)	6,340,000	7,130,218
Series 2006 B, 7% 7/1/36 (FSA Insured) (a)	2,700,000	2,893,401
Series A:
5% 7/1/34 (MBIA Insured)	5,000,000	4,183,300
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,017,390
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,007,000
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,002,170
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,199,389
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series B:
5% 7/1/20 (MBIA Insured)	$ 5,000,000	$ 4,890,300
5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,832,088
Series C, 5% 7/1/33 (FSA Insured)	7,500,000	6,336,600
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured)	1,475,000	1,646,439
5% 5/1/17 (MBIA Insured)	1,550,000	1,714,626
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (FGIC Insured)	1,000,000	1,019,610
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,077,715
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,252,048
5% 5/1/28 (FSA Insured)	1,250,000	1,269,300
5% 5/1/29 (FSA Insured)	1,275,000	1,285,532
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,547,778
5% 5/1/17 (FSA Insured)	1,985,000	2,141,517
5.5% 5/1/17	1,690,000	1,779,688
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,489,087
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,894,785
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,952,429
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,352,250
5% 10/1/17 (MBIA Insured)	1,320,000	1,411,384
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,165,859
5% 5/1/17 (FSA Insured)	1,615,000	1,765,034
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,364,469
5% 5/1/17 (FSA Insured)	1,390,000	1,515,142
5% 5/1/19 (FSA Insured)	1,205,000	1,298,616
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,453,861
5% 5/1/18 (MBIA Insured)	1,505,000	1,594,608
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,348,523
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Gibraltar School District: - continued
5% 5/1/17 (FSA Insured)	$ 1,230,000	$ 1,337,207
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,220,837
5% 5/1/24 (MBIA Insured)	1,300,000	1,339,130
5% 5/1/28 (MBIA Insured)	4,300,000	4,305,504
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,509,502
5% 5/1/19 (FSA Insured)	1,315,000	1,461,833
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,995,459
Grand Rapids San. Swr. Sys. Rev.:
5% 1/1/34 (MBIA Insured)	3,000,000	2,970,330
5% 1/1/38	3,320,000	3,235,738
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	4,879,350
Grand Valley Michigan State Univ. Rev.:
Series 2009, 5.625% 12/1/29	2,400,000	2,383,848
Series A:
5% 12/1/19 (AMBAC Insured)	500,000	546,220
5% 12/1/33 (FSA Insured)	5,000,000	4,888,750
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,947,465
5% 5/1/32 (MBIA Insured)	1,950,000	1,890,213
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured)	500,000	498,180
5.25% 5/1/21 (FSA Insured)	2,000,000	2,207,900
5.25% 5/1/24 (FSA Insured)	2,100,000	2,240,427
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,190,222
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,101,196
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,099,260
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,448,000
0% 5/1/11 (FGIC Insured)	5,830,000	5,608,810
0% 5/1/12 (FGIC Insured)	1,420,000	1,326,720
5.25% 5/1/16	2,450,000	2,667,903
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series A, 5% 5/15/13 (FSA Insured)	2,125,000	2,254,519
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.): - continued
Series B:
4% 5/15/11 (FSA Insured)	$ 250,000	$ 259,253
4% 5/15/12 (FSA Insured)	2,125,000	2,207,641
5% 5/15/13 (FSA Insured)	2,125,000	2,284,099
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,491,565
5.25% 5/1/16 (FSA Insured)	1,500,000	1,741,755
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,655,868
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	2,420,000	2,443,813
5.375% 1/15/12	2,505,000	2,526,067
Series 2008 A, 5.5%, tender 1/15/15 (b)	3,525,000	3,578,686
L'Anse Creuse Pub. Schools 5% 5/1/24 (FSA Insured)	1,350,000	1,392,741
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,801,280
Lapeer Cmnty. Schools 5% 5/1/22 (FSA Insured)	1,395,000	1,494,784
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,642,661
5% 5/1/16 (FSA Insured)	1,425,000	1,622,049
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,138,650
Series III, 5% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	1,061,500
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,250,350
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	5,365,000	5,808,256
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,257,450
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	2,872,620
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (b)	5,000,000	5,001,900
Series A, 5%, tender 4/1/11	2,040,000	2,101,241
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	471,298
5.5% 3/1/14	1,300,000	1,337,635
5.5% 3/1/15	1,985,000	2,028,253
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,004,980
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (d)	$ 1,500,000	$ 1,711,785
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (d)	2,000,000	2,254,000
Series 2006 A:
5% 11/15/09	650,000	661,674
5% 11/15/12	1,485,000	1,495,662
5% 11/15/14	1,000,000	989,350
5% 11/15/17	1,000,000	931,030
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,107,623
5.25% 5/15/15	1,615,000	1,599,108
5.75% 5/15/38	7,000,000	6,386,870
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,499,875
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	1,500,000	1,500,045
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,449,878
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,264,975
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,500,250
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,041,720
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	919,440
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,042,240
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	606,816
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (d)	1,435,000	1,599,064
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	4,500,000	5,028,885
(Sparrow Hosp. Proj.) Series 2007:
5% 11/15/17	535,000	498,101
5% 11/15/18	725,000	660,323
5% 11/15/19	1,000,000	892,250
5% 11/15/20	2,000,000	1,753,620
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,569,261
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Series 2008 A, 6.5% 12/1/33	$ 5,000,000	$ 5,184,500
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,019,659
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,913,711
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,055,093
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,469,928
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,157,456
7.5% 11/1/09 (AMBAC Insured)	5,000	5,003
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,794,881
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,463,990
5% 10/1/18	8,000,000	8,968,793
5% 10/1/23	5,000,000	5,112,800
5.375% 10/1/19	2,005,000	2,134,443
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	708,850
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	8,491,884
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,148,316
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,177,063
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	1,847,760
6% 6/1/48	4,000,000	2,215,360
Michigan Trunk Line Fund Rev.:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,461,024
5.5% 11/1/16	3,000,000	3,460,950
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,597,250
5.25% 10/1/16 (FSA Insured)	3,000,000	3,207,960
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,346,318
Montague Pub. School District:
5.5% 5/1/16	430,000	460,444
5.5% 5/1/17	430,000	458,118
5.5% 5/1/19	430,000	453,620
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	982,790
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	$ 420,000	$ 451,756
5% 11/1/20 (MBIA Insured)	490,000	522,075
5% 11/1/22 (MBIA Insured)	1,645,000	1,724,157
5% 11/1/23 (MBIA Insured)	1,290,000	1,337,691
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,732,015
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,148,217
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,738,698
5% 5/1/16 (FSA Insured)	1,475,000	1,617,131
5% 5/1/17 (FSA Insured)	3,675,000	4,002,553
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	289,557
5.5% 4/1/15 (FGIC Insured)	170,000	172,516
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,311,025
0% 5/1/13 (MBIA Insured)	1,700,000	1,503,803
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,079,882
5.25% 5/1/27 (FSA Insured)	1,135,000	1,173,874
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,601,629
5% 5/1/16 (MBIA Insured)	1,175,000	1,281,455
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,105,290
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,996,328
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,006,490
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,168,123
5% 5/1/16 (FSA Insured)	1,025,000	1,126,742
Plymouth-Canton Cmnty. School District 5% 5/1/20 (FSA Insured)	5,000,000	5,241,450
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,641,506
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured)	2,080,000	2,044,432
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.): - continued
5% 5/1/34 (FSA Insured)	$ 2,320,000	$ 2,280,838
5% 5/1/38 (FSA Insured)	1,000,000	964,330
Riverview Cmnty. School District:
5% 5/1/14	655,000	725,694
5% 5/1/15	955,000	1,057,596
5% 5/1/17	1,000,000	1,084,700
5% 5/1/18	1,000,000	1,075,460
Rochester Cmnty. School District 5% 5/1/19 (MBIA Insured)	1,475,000	1,662,827
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,006,601
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,304,166
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	1,554,180
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,786,717
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,487,212
5% 4/1/19 (AMBAC Insured)	1,475,000	1,561,715
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,172,651
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,234,710
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,795,621
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,990,320
5% 5/1/16 (FSA Insured)	1,750,000	1,998,010
Troy School District:
5% 5/1/15	2,135,000	2,343,120
5% 5/1/15 (MBIA Insured)	1,000,000	1,134,100
5% 5/1/16 (MBIA Insured)	1,000,000	1,138,280
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,134,100
5% 5/1/16 (MBIA Insured)	2,000,000	2,276,560
5% 5/1/17	3,000,000	3,249,450
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	2,250,000	2,569,613
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,146,950
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,396,713
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	$ 1,000,000	$ 1,017,470
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	210,519
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,688,197
5% 11/15/35 (FGIC Insured)	5,435,000	4,944,383
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,067,910
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/17 (FSA Insured)	1,875,000	2,038,425
Wyandotte Elec. Rev. 5.375% 10/1/15 (MBIA Insured)	1,670,000	1,686,700
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	3,877,840
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,184,634
5% 5/1/17 (FGIC Insured)	995,000	1,059,227
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,143,440
		560,815,997
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,314,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	964,780
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	1,855,780
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	3,400,000	364,310
		4,499,264
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	$ 2,200,000	$ 1,338,986
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,063,580
		3,402,566
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $574,832,387)	570,559,113
NET OTHER ASSETS - 2.4%	13,954,122
NET ASSETS - 100%	$ 584,513,235
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 570,559,113	$ -	$ 570,559,113	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $574,782,969. Net unrealized depreciation aggregated $4,223,856, of which $15,656,732 related to appreciated investment securities and $19,880,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Minnesota
Municipal Income Fund

March 31, 2009

1.814649.104

MNF-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,288,275
Minnesota - 94.4%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,152,890
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,961,385
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,563,831
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,424,925
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,344,804
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,458,940
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	604,469
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,353,252
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	246,769
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,105,500
5.25% 10/1/25	1,955,000	1,986,143
Chaska Independent School District #112 Gen. Oblig. (School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (MBIA Insured)	750,000	857,865
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	2,350,000	2,668,543
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,175,294
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	240,065
5.7% 11/1/22	385,000	294,744
5.875% 11/1/33	750,000	515,603
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	$ 3,000,000	$ 3,240,150
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,920,616
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,096,510
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,867,675
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,071,290
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,448,429
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,092,455
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,309,646
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,134,259
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,237,180
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,345,518
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,365,059
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,078,910
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,369,395
5.25% 5/1/25	2,000,000	1,798,840
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,437,550
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	690,664
6% 12/1/19	2,815,000	2,724,441
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,871,922
Series 1999 A, 5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,005,460
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	$ 8,500,000	$ 7,984,475
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	1,978,499
Series 2007 A, 5% 1/1/21	5,000,000	5,228,150
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,096,640
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,087,780
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,290,413
Minneapolis Gen. Oblig. (Sports Arena Proj.) Series 1996, 5.125% 10/1/20	2,565,000	2,565,487
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2002 B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,191,162
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,329,728
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,750,320
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,173,760
5% 2/1/15 (MBIA Insured)	1,020,000	1,093,205
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,676,728
Series 2009 A, 5% 12/1/23	15,540,000	17,118,392
5% 11/1/15	10,000,000	11,355,200
5% 8/1/16	3,500,000	3,769,465
5% 8/1/18	10,775,000	11,620,407
5% 6/1/21	8,585,000	9,359,968
5% 11/1/24	9,155,000	9,594,348
5% 11/1/26	4,270,000	4,467,018
5.25% 8/1/13 (Pre-Refunded to 8/1/09 @ 100) (c)	545,000	553,611
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	2,150,000	2,274,292
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	551,622
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,503,210
5% 3/1/22	2,535,000	2,710,701
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,091,320
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,013,540
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,808,280
Series 2007, 5.25% 10/1/22	1,000,000	1,041,710
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	$ 5,060,000	$ 5,459,183
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	613,559
5.6% 6/1/15	615,000	638,173
5.65% 6/1/16	625,000	647,225
5.7% 6/1/17	900,000	930,312
5.75% 6/1/18	975,000	1,006,571
5.75% 6/1/19	1,050,000	1,081,563
5.8% 6/1/20	1,000,000	1,028,550
5.875% 6/1/22	2,425,000	2,489,287
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2005 A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,607,720
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,196,950
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,752,378
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,801,517
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,083,950
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,219,630
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,173,940
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	762,190
5.5% 11/1/16	1,025,000	931,202
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,065,000	2,163,583
Series 2001 B, 5% 2/1/13	2,000,000	2,050,620
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,274,006
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	766,951
5% 1/1/13 (AMBAC Insured)	800,000	889,200
5% 1/1/15 (AMBAC Insured)	715,000	775,289
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	900,000	931,536
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	$ 1,530,000	$ 1,640,390
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,560,529
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,089,004
5% 2/1/17 (FSA Insured)	2,535,000	2,678,430
5% 2/1/18 (FSA Insured)	2,520,000	2,647,865
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	235,000	242,677
5% 12/1/30	2,000,000	2,031,660
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	1,778,260
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	418,112
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,076,581
5.875% 5/1/30 (FSA Insured)	4,000,000	4,008,120
6.25% 5/1/20 (FSA Insured)	2,760,000	2,836,728
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	901,520
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,262,640
Series 2008 C, 5.75% 7/1/30	3,355,000	3,125,921
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,907,275
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16	345,000	322,951
5.25% 5/15/17	325,000	305,123
5.25% 5/15/36	1,000,000	761,180
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,018,738
Series 2007 A, 5% 11/15/16 (MBIA Insured)	2,000,000	1,991,140
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,097,142
Series 2001 C, 5% 2/1/21	1,000,000	1,039,460
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Independent School District #625: - continued
Series 2002 A:
5% 2/1/17 (FSA Insured)	$ 220,000	$ 236,782
5% 2/1/18 (FSA Insured)	395,000	422,022
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,446,835
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,154,242
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,495,455
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,501,160
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	372,407
5% 8/1/15	480,000	395,923
Series 2007-1:
5% 8/1/13	430,000	378,516
5% 8/1/14	455,000	387,833
5% 8/1/16	500,000	398,435
Series 2003 11, 5.25% 12/1/20	3,000,000	3,213,180
Series 2003 12:
5.125% 12/1/27	5,000,000	5,117,100
5.25% 12/1/18	3,685,000	4,002,868
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	1,996,999
South Washington County Independent School District #833 Series 2000 A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,059,314
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,035,040
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (MBIA Insured)	5,210,000	3,541,862
0% 1/1/21 (MBIA Insured)	14,670,000	8,859,947
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,837,422
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,108,681
5.25% 1/1/17	2,000,000	2,152,540
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	4,871,111
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,265,332
5% 2/1/16 (MBIA Insured)	2,230,000	2,403,449
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Spring Lake Park Independent School District #16: - continued
Series 2004 B:
5% 2/1/17 (MBIA Insured)	$ 2,400,000	$ 2,567,784
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,113,840
Univ. of Minnesota Series A:
5% 4/1/23	200,000	214,130
5.125% 4/1/34	1,000,000	1,011,300
5.25% 4/1/29	1,000,000	1,041,840
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,137,775
5% 8/1/29	4,000,000	4,068,440
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	370,295
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre- Refunded to 2/1/10 @ 100) (c)	1,450,000	1,500,808
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,598,454
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,117,942
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	1,010,000	1,157,278
Series 2003 A, 5% 1/1/30 (MBIA Insured)	3,000,000	2,924,160
Series 2006 A, 5% 1/1/16 (FSA Insured)	1,000,000	1,079,390
		378,914,844
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,026,870
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	991,830
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	556,734
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	3,000,000	321,450
		2,896,884
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,300,000	$ 791,219
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,028,513
		1,819,732
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $383,448,443)	384,919,735
NET OTHER ASSETS - 4.1%	16,654,856
NET ASSETS - 100%	$ 401,574,591
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 384,919,735	$ -	$ 384,919,735	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $383,420,693. Net unrealized appreciation aggregated $1,499,042, of which $9,934,378 related to appreciated investment securities and $8,435,336 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal Income Fund

March 31, 2009

1.815010.104

HIY-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,043
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	2,700	2,678
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	3,082
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	2,926
		10,729
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,012
Series 2007 A3:
5% 6/1/10 (g)	3,500	3,540
5% 6/1/12 (g)	5,000	5,061
		9,613
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	1,875
Series 2007 B, 1.7715% 1/1/37 (d)	3,000	1,326
Series 2008 D:
5.5% 1/1/38	12,000	10,751
6% 1/1/27	2,600	2,607
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,577
5.25% 9/1/22	1,000	1,006
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 A1, 5.9% 5/1/24 (g)	2,000	1,847
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(g)	5,500	5,358
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	6,900	7,006
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,711
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,662
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 4,800	$ 4,679
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	8,935
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/20 (FGIC Insured)	1,500	1,579
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	2,640
5.5% 12/1/29	7,900	5,339
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,455	2,577
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,078
5% 6/1/31 (AMBAC Insured)	2,025	1,985
		69,022
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (MBIA Insured)	1,680	1,734
California - 13.0%
ABC Unified School District Series 1997 C, 0% 8/1/28 (FGIC Insured)	3,925	1,210
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,430
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	8,775
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,140	1,572
0% 10/1/17 (MBIA Insured)	2,050	1,420
0% 10/1/18 (MBIA Insured)	1,675	1,086
0% 10/1/22 (MBIA Insured)	5,000	2,452
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	214
5% 8/1/19	31,310	31,631
5% 8/1/20	10,150	10,182
5% 11/1/24	1,600	1,506
5% 3/1/26	5,100	4,728
5% 6/1/27 (AMBAC Insured)	4,100	3,766
5% 9/1/27	10,500	9,640
5% 2/1/31 (MBIA Insured)	4,500	3,991
5% 9/1/31	22,500	19,934
5% 12/1/31 (MBIA Insured)	5,595	4,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 24,995	$ 21,944
5% 8/1/33	9,725	8,473
5% 9/1/33	19,610	17,084
5% 8/1/35	17,750	15,341
5% 9/1/35	15,700	13,568
5.125% 11/1/24	4,300	4,120
5.125% 2/1/26	2,500	2,342
5.25% 2/1/16	4,300	4,492
5.25% 2/1/19	5,620	5,709
5.25% 2/1/20	2,000	2,027
5.25% 2/1/24	4,000	3,887
5.25% 2/1/27 (MBIA Insured)	3,700	3,497
5.25% 2/1/28	4,800	4,501
5.25% 11/1/28	4,485	4,233
5.25% 2/1/33	16,300	14,687
5.25% 12/1/33	160	144
5.25% 3/1/38	5,100	4,531
5.5% 8/1/27	14,700	14,400
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,522
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	36,980
6% 4/1/38 (c)	6,700	6,682
6.5% 4/1/33 (c)	7,700	8,093
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,084
Series 2008 L, 5.125% 7/1/22	4,850	4,735
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	400	405
5% 11/15/13	1,000	1,035
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	137	83
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	939
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	12,394
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	$ 3,515	$ 3,322
5% 3/1/22	1,695	1,594
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	4,265	4,270
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,503
Series 2005 H:
5% 6/1/17	5,000	5,039
5% 6/1/18	10,300	10,305
Series 2005 J, 5% 1/1/17	6,000	6,051
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,687
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,164
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	692
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,481
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,657
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	9,400	8,495
Encinitas Union School District:
Series 1996, 0% 8/1/21 (MBIA Insured)	2,810	1,519
0% 8/1/20 (MBIA Insured)	3,500	2,023
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,372
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	5,070	3,310
Series 1999:
0% 1/15/27 (a)	2,500	1,794
5% 1/15/16 (MBIA Insured)	2,800	2,497
5.75% 1/15/40	6,300	4,559
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	30,195	22,007
5% 6/1/45	5,345	3,896
Series 2007 A1, 5% 6/1/33	3,005	1,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (c)	$ 7,000	$ 7,346
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	995
5% 9/1/19 (AMBAC Insured)	2,545	2,510
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	4,000	3,886
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	4,798
5.125% 7/1/41 (MBIA Insured)	9,985	9,582
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	9,993
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	1,225	1,354
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,300
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,438
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,752
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,632
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,105	2,105
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (MBIA Insured)	7,000	7,039
Series C, 5% 11/1/18 (MBIA Insured)	6,650	6,756
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,206
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	4,705
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	2,700	2,511
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (MBIA Insured)	3,495	3,463
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,663
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 10,000	$ 9,103
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	45,186
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,158
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,104
Series B, 0% 9/1/22 (FGIC Insured)	1,500	779
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,122
5.5% 5/15/16 (AMBAC Insured)	1,170	1,172
5.5% 5/15/17 (AMBAC Insured)	1,235	1,231
5.5% 5/15/19 (AMBAC Insured)	1,375	1,349
5.5% 5/15/22 (AMBAC Insured)	370	354
5.5% 5/15/23 (AMBAC Insured)	380	360
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,915
5.5% 5/15/17 (AMBAC Insured)	2,545	2,537
Series 2009 O, 5.75% 5/15/30	12,000	12,552
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,288
Washington Township Health Care District Rev. Series 2007 A:
5% 7/1/18	1,185	1,143
5% 7/1/27	1,840	1,518
		619,557
Colorado - 1.4%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	2,475	2,702
5.25% 11/1/24 (MBIA Insured)	2,600	2,711
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	991
5% 9/1/22	1,500	1,276
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	$ 5,040	$ 5,780
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,105
Colorado Springs Arpt. Rev. Series C, 0% 1/1/10 (MBIA Insured)	1,500	1,468
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (MBIA Insured)	33,385	28,351
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (g)	2,000	2,063
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,432
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	2,877
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,650
5.75% 12/15/22 (FGIC Insured)	1,000	1,089
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (MBIA Insured)	3,500	2,345
Series 2000 B, 0% 9/1/20 (MBIA Insured)	12,075	5,259
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,105
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,105
		67,730
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,449
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	8,800	8,110
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	12,600	12,822
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,759
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	23,254
		45,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993:
6% 11/15/09 (Escrowed to Maturity) (h)	$ 335	$ 337
6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,153
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (FGIC Insured)	3,300	3,509
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,283
5% 7/1/25 (AMBAC Insured)	3,540	3,324
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,245
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,022
5% 1/1/25	1,000	1,019
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (MBIA Insured)	6,060	6,348
5.25% 7/1/20 (MBIA Insured)	3,000	3,056
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,687
5% 7/1/19 (FGIC Insured)	3,700	3,760
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (MBIA Insured)	2,275	2,267
5.5% 10/1/12 (MBIA Insured)	1,460	1,442
5.5% 10/1/13 (MBIA Insured)	1,265	1,216
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765	2,712
Dade County Resource Recovery Facilities Rev. Series 1996, 5.5% 10/1/09 (AMBAC Insured) (g)	5,000	5,001
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (MBIA Insured)	1,640	1,694
5.25% 10/1/22 (MBIA Insured)	1,725	1,770
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,003
5.25% 1/1/36 (FGIC Insured)	1,310	1,259
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,873
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (FGIC Insured)	3,050	3,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (FGIC Insured)	$ 3,655	$ 3,988
5.5% 6/1/16(FGIC Insured)	2,825	3,062
Series 2001 F, 5% 6/1/32	5,040	5,019
Series 2003 B, 5% 6/1/33	6,950	6,882
Series 2003 J, 5% 6/1/31	2,500	2,502
Series 2006 A, 5% 6/1/32	1,100	1,095
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000	1,037
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,233
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,183
5% 10/1/17	2,130	2,261
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (MBIA Insured)	6,000	6,375
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,623
5% 7/1/18	3,320	3,562
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	5,295	5,243
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,074
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,086
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	3,400	2,405
5.25% 6/1/19	2,375	2,140
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	4,421
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	21,245	21,111
Series 2005 A:
5% 11/15/15	1,000	1,016
5% 11/15/17	1,200	1,197
5% 11/15/22	1,000	915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/15	$ 875	$ 889
5% 11/15/15 (Escrowed to Maturity) (h)	125	142
5% 11/15/16	1,040	1,048
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	171
5% 11/15/30	3,565	3,040
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	553
Series 2006 G:
5% 11/15/14	1,285	1,316
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	980
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,028
5% 11/15/16 (Escrowed to maturity) (h)	30	34
5.125% 11/15/17	2,750	2,764
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	109
5.125% 11/15/18	965	961
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @100) (h)	35	40
5.125% 11/15/19	1,930	1,897
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	81
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,807
5% 7/1/18	2,125	1,947
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,513
5.1% 10/1/13	3,005	3,023
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870	5,629
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250	11,746
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,625	1,769
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series 2009 B, 5% 10/1/18	$ 7,500	$ 7,636
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (MBIA Insured)	1,500	1,551
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (MBIA Insured)	1,000	1,060
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	5,025	4,595
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265	1,330
Melbourne Arpt. Rev.:
6.75% 10/1/09 (MBIA Insured) (g)	350	356
6.75% 10/1/10 (MBIA Insured) (g)	170	179
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000	4,620
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	1,617
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,010
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	1,000	1,006
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,070
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,661
Series C, 5.125% 11/15/24	1,450	1,286
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37	12,005	10,545
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,036
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35	4,565	4,310
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (MBIA Insured) (d)	10,600	11,054
5.5%, tender 5/1/11 (MBIA Insured) (d)	5,400	5,685
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,559
5% 8/1/18 (AMBAC Insured)	4,000	4,032
5% 8/1/20 (AMBAC Insured)	2,500	2,457
5% 8/1/21 (AMBAC Insured)	5,095	4,994
5% 8/1/22 (AMBAC Insured)	3,325	3,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	$ 1,000	$ 1,029
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (d)(g)	2,250	2,242
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,307
5.25% 12/1/37 (AMBAC Insured)	1,365	1,305
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (MBIA Insured)	4,500	4,831
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25	2,800	2,773
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,275	2,040
5% 8/1/16 (MBIA Insured)	2,940	3,171
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,051
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190	1,241
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,110
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,683
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,077
5% 10/1/35 (FSA Insured)	5,000	4,899
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200	2,525
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000	1,820
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015	1,997
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700	3,700
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (MBIA Insured)	1,645	1,777
Series A, 5% 7/1/20 (MBIA Insured)	1,745	1,814
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400	1,459
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,201
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	2,856
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	$ 1,045	$ 1,102
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,269
5.375% 10/1/18 (AMBAC Insured)	2,465	2,568
5.375% 10/1/19 (AMBAC Insured)	2,650	2,756
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805	1,701
5% 10/1/35 (FGIC Insured)	3,275	2,687
5.25% 10/1/34 (FGIC Insured)	2,000	1,717
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,850
5.25% 7/1/16 (AMBAC Insured)	2,830	3,028
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	993
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,243
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,017
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,044
		382,140
Georgia - 2.9%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	5,000	5,139
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	1,962
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	36,395	35,742
5% 11/1/43	57,750	56,538
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,677
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	157
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,364
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.25% 9/15/19	8,120	5,659
5.25% 9/15/20	2,500	1,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	$ 5,615	$ 3,272
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	9,400	5,478
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	9,908
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,478
		140,075
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,712
Series 2000 B, 8% 7/1/11 (FGIC Insured) (g)	9,250	9,935
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (g)	1,690	1,738
5% 7/1/13 (MBIA Insured) (g)	1,000	1,020
5% 7/1/14 (MBIA Insured) (g)	1,140	1,147
5% 7/1/15 (MBIA Insured) (g)	1,430	1,422
5.25% 7/1/18 (MBIA Insured) (g)	3,205	3,067
		21,041
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,403
6.75% 11/1/37	4,300	4,412
		8,815
Illinois - 11.6%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,043
0% 1/1/22 (FGIC Insured)	1,950	1,050
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	3,200	2,324
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	14,623
0% 1/1/15 (FGIC Insured)	20,000	16,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	$ 2,000	$ 1,964
5% 1/1/33 (AMBAC Insured)	3,510	3,269
Series 2000 D, 5.5% 1/1/35	15,000	14,978
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	2,150	2,087
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	740	768
Series 2003 C, 5% 1/1/35 (MBIA Insured)	1,445	1,335
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	11,929
5.25% 1/1/29 (FSA Insured)	435	439
Series A:
5% 1/1/42 (AMBAC Insured)	430	378
5.5% 1/1/38 (MBIA Insured)	5,620	5,622
Series C:
5.5% 1/1/40	5,520	5,503
5.7% 1/1/30 (FGIC Insured)	5,760	5,812
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (g)	2,910	2,910
5.25% 1/1/14 (MBIA Insured) (g)	3,060	3,060
6% 1/1/10 (MBIA Insured) (g)	2,435	2,437
6.125% 1/1/11 (MBIA Insured) (g)	2,580	2,582
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,612
5.25% 1/1/19 (AMBAC Insured)	1,780	1,920
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (g)	10,000	10,191
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,503
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,264
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,794
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,986
5.25% 1/1/19	3,000	3,163
5.25% 1/1/20	2,195	2,303
5.5% 1/1/19 (FGIC Insured)	475	492
5.5% 1/1/20 (FGIC Insured)	490	503
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	7,116
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,216
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,233
5% 6/1/21	2,600	2,671
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	$ 7,555	$ 5,722
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,100
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,402
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	2,700	2,787
Series B:
5% 11/15/19 (MBIA Insured)	2,600	2,798
5.25% 11/15/28 (MBIA Insured)	1,400	1,431
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,891
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	198
5.25% 1/1/22	380	397
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,539
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,146
5.5% 5/1/23	3,000	3,186
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	1,998
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,038
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,031
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,753
5.5% 9/1/19	4,405	4,686
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	755	757
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,879
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,447
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	5,434
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	10,600	9,444
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,678
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	1,000	802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
6% 2/1/28 (AMBAC Insured)	$ 1,000	$ 917
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	832
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	6,151
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	11,293
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39 (c)	4,000	3,916
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,648
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,431
5.25% 12/1/20	2,000	2,095
5.375% 7/1/15 (MBIA Insured)	3,700	4,001
5.5% 4/1/16 (FSA Insured)	1,300	1,402
5.5% 8/1/16 (MBIA Insured)	13,000	14,133
5.5% 8/1/17 (MBIA Insured)	7,500	8,131
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
5.5% 8/1/18 (MBIA Insured)	5,000	5,370
5.75% 12/1/18 (MBIA Insured)	1,200	1,253
Series 2000:
5.5% 4/1/17	7,065	7,244
5.6% 4/1/21	7,500	7,642
Series 2006, 5.5% 1/1/31	3,000	3,160
5.7% 4/1/16	7,350	7,569
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	3,000	2,751
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,220
6% 7/1/33	3,775	3,388
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,388
7% 4/1/14	1,500	1,729
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,945	7,359
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,055
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	5,000	4,542
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	$ 4,500	$ 5,764
Illinois Sales Tax Rev. First Series, 6% 6/15/20	4,600	4,743
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,164
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,544
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,229
0% 12/1/21	5,000	2,627
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002:
0% 12/1/14 (FGIC Insured)	2,000	1,670
0% 12/1/16 (FGIC Insured)	2,490	1,877
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,692
Lake County Forest Preservation District Series 2007 A, 1.234% 12/15/13 (d)	2,050	1,870
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,110
5.625% 3/1/21 (AMBAC Insured)	2,505	2,711
5.75% 3/1/19 (AMBAC Insured)	2,240	2,458
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,790
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	26,662
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,853
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,914
0% 6/15/19 (FGIC Insured)	3,305	2,062
0% 6/15/19 (MBIA Insured)	2,935	1,840
0% 6/15/20 (FGIC Insured)	3,610	2,106
5% 12/15/28 (MBIA Insured)	2,000	1,987
5.25% 12/15/10 (AMBAC Insured)	12,950	12,953
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,347
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,774
0% 6/15/13 (FGIC Insured)	5,625	4,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series A, 0% 12/15/19 (MBIA Insured)	$ 2,115	$ 1,284
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,053
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,185
Series 2007, 5% 11/15/14	1,000	1,005
5% 11/15/18	1,000	946
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38	11,600	11,182
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (MBIA Insured)	16,270	11,698
0% 4/1/20 (MBIA Insured)	8,000	4,926
Series 1999 A, 0% 4/1/21 (MBIA Insured)	4,965	2,877
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	4,000	4,148
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,567
0% 11/1/16 (FSA Insured)	6,000	4,444
0% 11/1/17 (FSA Insured)	3,200	2,223
		555,212
Indiana - 2.5%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,065
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,608
5.25% 7/15/25 (FSA Insured)	1,720	1,760
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	4,076
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,377
5.25% 7/15/17 (MBIA Insured)	1,885	2,042
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,619
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	28,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	$ 1,940	$ 2,030
5% 2/1/20 (MBIA Insured)	1,635	1,703
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	5,494
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(g)	3,000	2,636
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	7,815	7,249
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,045
5% 2/15/15	1,500	1,455
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,500	2,911
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,086
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	2,500	2,304
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,018
0% 6/1/18 (AMBAC Insured)	1,700	1,177
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,515
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,665
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,730
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	4,000	3,985
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	7,998
Series 1995 C, 5.95% 12/1/29 (g)	2,000	1,506
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,332
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (FGIC Insured)	2,000	2,129
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007: - continued
5.75% 9/1/42	$ 1,000	$ 634
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (MBIA Insured)	5,560	5,683
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,592
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,102
		117,758
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	10,000	10,785
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,612
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,385
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,315
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,166
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,294
		12,772
Kentucky - 1.0%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,962
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	9,882
5% 8/15/17	3,650	3,810
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,312
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37	15,750	15,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	$ 1,545	$ 1,556
5.5% 7/1/10 (FSA Insured) (g)	3,800	3,935
		46,933
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,099
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/20 (CIFG North America Insured)	1,000	920
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,051
5.375% 6/1/32 (FGIC Insured)	1,900	1,812
5.5% 6/1/41 (FGIC Insured)	15,500	14,803
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,510
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,400
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	997
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	4,690	3,787
5.25% 12/1/24 (MBIA Insured)	3,450	3,058
0% 9/1/09 (AMBAC Insured)	16,500	16,221
0% 9/1/11 (AMBAC Insured)	3,080	2,876
0% 9/1/13 (AMBAC Insured)	3,350	2,857
0% 9/1/14 (AMBAC Insured)	3,165	2,546
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	626
		62,563
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,015
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	8,777
6% 7/1/38	2,700	2,865
		14,657
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,735	2,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	$ 1,020	$ 919
5% 6/1/16 (CIFG North America Insured)	1,000	851
5% 6/1/19 (CIFG North America Insured)	1,500	1,167
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,768
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,096
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,707
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	2,499
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	4,251
6% 1/1/43	1,500	1,184
		19,275
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,342
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	582
Massachusetts Edl. Fing. Auth. Rev. Series 1999 AE, 4.9% 7/1/13 (AMBAC Insured) (g)	1,680	1,639
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,333
Massachusetts Gen. Oblig.:
Series 2007 A, 1.354% 5/1/37 (d)	7,000	4,282
Series 2007 C:
5% 8/1/37	31,200	30,687
5.25% 8/1/22	7,700	8,404
5.25% 8/1/23	3,600	3,900
5.25% 8/1/24	9,000	9,645
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,227
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,370	3,370
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,255	1,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	$ 1,890	$ 1,782
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	3,918
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,020
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	2,000	1,946
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,056
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,343
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	1,608
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	31,427
5% 8/15/26	10,000	10,218
5% 8/15/30	30,000	30,079
Series 2007 A:
4.5% 8/15/35	16,000	14,213
5% 8/15/37	10,400	10,168
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	12,242
Sr. Series 1997 A:
5% 1/1/37 (MBIA Insured)	10,000	7,849
5.125% 1/1/23 (MBIA Insured)	7,950	7,330
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	6,780	6,813
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		229,828
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	8,000	8,236
Series B, 5% 7/1/36	20,700	16,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (MBIA Insured)	$ 2,380	$ 2,438
Series 2006 B, 7% 7/1/36 (FSA Insured) (c)	4,900	5,251
Series A:
5% 7/1/34 (MBIA Insured)	12,000	10,040
5.25% 7/1/16 (MBIA Insured)	1,685	1,714
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,057
DeWitt Pub. Schools 5% 5/1/21 (MBIA Insured)	1,650	1,726
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,296
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,537
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,000	3,033
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,561
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	2,737
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,750
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,000
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (h)	420	447
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	2,000	2,045
Series 2008 A, 6.5% 12/1/33	4,000	4,148
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	3,080
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,886
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	3,624
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	5,440
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,842
		100,271
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Maple Grove Health Care Sys. Rev.: - continued
5% 5/1/20	$ 1,000	$ 926
5% 5/1/21	1,500	1,375
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	977
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,757
Series 2007 A, 5% 1/1/22	5,000	5,188
Series A:
5% 1/1/10 (g)	2,910	2,968
5% 1/1/12 (g)	2,000	2,057
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	365	366
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,517
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18	5,600	5,693
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	3,235
5.25% 5/15/18	1,650	1,529
5.25% 5/15/23	2,000	1,733
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,858
5.25% 12/1/19	2,850	3,069
		46,287
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	2,465	2,578
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,416
		4,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 2,125	$ 2,052
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,498
		5,550
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	10,755	10,746
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 1.345% 12/1/17 (d)	7,900	4,866
1.155% 12/1/10 (d)	2,500	2,327
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,162
6% 8/15/28	3,500	3,452
6.125% 8/15/31	2,250	2,230
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000	3,288
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	9,609
		27,934
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,227
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,042
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,481
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,620
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,325
0% 7/1/13 (FSA Insured)	4,590	4,144
0% 7/1/14 (FSA Insured)	3,000	2,585
		24,424
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	5,922
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 5,100	$ 5,768
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,032
5.125% 3/1/30	5,000	4,984
5.25% 3/1/21 (MBIA Insured)	2,800	2,903
5.25% 3/1/23	4,500	4,619
5.25% 3/1/25	9,900	10,025
5.25% 3/1/26	11,305	11,471
Series 2005 P, 5.125% 9/1/28	2,445	2,459
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,389
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,369
5.25% 8/1/19 (FGIC Insured)	2,735	2,822
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,450
		65,291
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997:
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,161
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,780
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,078
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,343
		11,362
New York - 14.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	1,837
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,391
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,638
5.75% 5/1/18 (FSA Insured)	3,460	3,639
5.75% 5/1/21	1,575	1,631
5.75% 5/1/23	1,750	1,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2004:
5.75% 5/1/16	$ 13,120	$ 14,412
5.75% 5/1/18	14,720	15,928
5.75% 5/1/20 (FSA Insured)	8,000	8,475
5.75% 5/1/21 (FSA Insured)	3,845	4,024
5.75% 5/1/22 (FSA Insured)	1,000	1,039
5.75% 5/1/23 (FSA Insured)	3,000	3,108
5.75% 5/1/24 (FSA Insured)	3,000	3,092
5.75% 5/1/25 (FSA Insured)	3,400	3,481
5.75% 5/1/26	5,200	5,298
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	11,775
5% 2/15/47	13,100	10,638
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	4,895
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,511
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,847
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,066
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	444
Series 2002 B, 5.75% 8/1/14	2,000	2,160
Series 2003 A, 5.5% 8/1/20	8,000	8,295
Series 2003 J, 5.5% 6/1/19	5,195	5,450
Series 2008 A1, 5.25% 8/15/27	9,940	9,939
Series 2008 D1, 5.125% 12/1/22	5,000	5,107
5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,422
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,060	1,060
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,673
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	3,942
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,252
Series 2003 E, 5% 6/15/34	11,120	10,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 2,800	$ 2,713
5% 6/15/38	15,600	15,087
5% 6/15/39	3,540	3,422
Series A:
5.125% 6/15/34	13,800	13,597
5.75% 6/15/40	1,500	1,579
Series B, 5.125% 6/15/31	4,160	4,162
Series FF 2, 5.5% 6/15/40	16,700	17,185
Series G, 5.125% 6/15/32	2,000	2,001
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,000
5.5% 7/15/38	1,600	1,561
5.625% 7/15/38	2,825	2,807
Series 2009 S3:
5.25% 1/15/34	24,000	22,757
5.375% 1/15/34	2,750	2,653
Series 2009 S4:
5.5% 1/15/39	5,000	4,878
5.75% 1/15/39	4,100	4,124
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,318
6% 11/1/28 (b)	7,775	8,323
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,509
Series 2003 D, 5% 2/1/31	3,500	3,431
Series 2004 B, 5% 8/1/32	14,715	14,436
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	4,785
Series B, 5.25% 8/1/19	2,000	2,122
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,032
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	8,750	9,432
Series C, 7.5% 7/1/10 (FGIC Insured)	9,430	9,792
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	550	511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	$ 3,000	$ 2,581
5% 7/1/16	1,000	836
Series 2007 A, 5% 7/1/14	1,895	1,676
Series 2007 B, 5.25% 7/1/24	2,400	1,733
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,456
5.875% 5/15/17 (FGIC Insured)	6,865	7,604
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	909
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,284
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	25,145
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	865	869
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	24,804
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,830
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,753
5.25% 1/1/27	12,500	12,698
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,635
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	15,442
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	560
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	14,368
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,985	7,657
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,718
5.25% 6/1/22 (AMBAC Insured)	3,850	3,877
5.5% 6/1/14	11,350	11,386
5.5% 6/1/15	37,645	38,380
5.5% 6/1/17	8,100	8,246
5.5% 6/1/18 (MBIA Insured)	2,000	2,069
5.5% 6/1/19	4,050	4,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/14	$ 9,900	$ 9,931
5.5% 6/1/15	11,700	11,929
5.5% 6/1/17	11,500	11,707
5.5% 6/1/18	20,000	20,369
5.5% 6/1/19	10,800	10,976
5.5% 6/1/20 (FGIC Insured)	5,050	5,197
5.5% 6/1/22	10,065	10,075
Series C1:
5.5% 6/1/16	4,070	4,167
5.5% 6/1/20	2,700	2,735
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,670	1,728
Series 2001 A, 5% 1/1/32 (MBIA Insured)	470	462
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	4,455	4,757
		675,970
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,408
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (g)	10,275	10,360
		13,768
North Carolina - 1.3%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,926
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	2,425	2,494
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,753
5.25% 6/1/18 (AMBAC Insured)	1,620	1,733
5.25% 6/1/19 (AMBAC Insured)	1,540	1,636
5.25% 6/1/22 (AMBAC Insured)	1,620	1,696
5.25% 6/1/23 (AMBAC Insured)	1,620	1,678
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,200
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 4,525	$ 4,592
Series A:
5.5% 1/1/11	8,700	8,990
5.75% 1/1/26	4,000	4,003
Series D:
6.7% 1/1/19	5,000	5,102
6.75% 1/1/26	7,000	7,119
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,103
5% 2/1/20	1,500	1,569
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,233
5% 10/1/21	5,690	5,680
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	4,000	2,872
		62,317
North Dakota - 0.8%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,302
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,547
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,728
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	28,722
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,297
5.25% 7/1/15	1,300	1,185
		39,781
Ohio - 1.2%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	15,000	8,635
5.875% 6/1/47	13,000	7,126
6.5% 6/1/47	16,900	10,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	$ 2,000	$ 2,187
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,113
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,045
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,374
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,440
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,468
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	975
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,580
		59,074
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	3,985
5.5% 10/1/22 (FGIC Insured)	2,845	3,007
5.5% 10/1/23 (FGIC Insured)	3,005	3,145
5.5% 10/1/24 (FGIC Insured)	3,175	3,301
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	1,918
5.5% 8/15/20	5,000	5,204
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.):
5% 2/15/14	870	916
6% 2/15/29	3,485	3,493
Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,045
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,668
		29,682
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,612
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,259
5.25% 6/1/24 (FSA Insured)	2,605	2,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/09	$ 540	$ 547
8% 7/15/10	605	612
8% 7/15/11	385	389
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,083
5.5% 6/15/21 (FSA Insured)	1,060	1,242
		13,656
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (g)	3,000	2,824
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,390	1,434
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,443
5.5% 3/1/25 (FSA Insured)	1,400	1,485
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,015
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,399
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,680
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,020
6.1% 6/1/12 (AMBAC Insured)	3,000	3,225
6.125% 6/1/14 (AMBAC Insured)	5,230	5,652
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	2,000	2,343
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	6,320
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,626
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	5,000	4,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	$ 3,600	$ 3,794
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,157
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,305
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	6,966
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,440
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	2,428
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,696
		81,257
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,075
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,048
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	2,716
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	4,959
Series 2006 C, 5.25% 1/1/15 (g)	5,000	4,767
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,197
5.75%, tender 7/1/17 (d)	8,500	7,887
Series N:
5.5% 7/1/21	5,000	4,503
5.5% 7/1/22	3,250	2,865
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	2,175
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	258
		39,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	$ 1,680	$ 1,705
5% 5/15/13 (FSA Insured)	4,000	4,260
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,913
5.25% 9/15/16 (AMBAC Insured)	1,815	1,991
5.25% 9/15/18 (AMBAC Insured)	1,005	1,082
5.5% 9/15/24 (AMBAC Insured)	3,400	3,563
		14,514
South Carolina - 0.9%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,355
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,593
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,073
5% 11/1/19	1,000	959
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,646
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	1,125	1,329
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,305
5.375% 1/1/23 (FSA Insured)	1,025	1,086
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	931
5% 4/1/24	4,000	3,142
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,353
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,665
Series A, 5% 1/1/36 (MBIA Insured)	5,000	4,941
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,092
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	$ 7,000	$ 7,191
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,131
		42,031
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,095
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	6,711
5% 12/15/12	4,500	3,908
5% 12/15/14	3,870	3,108
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,120
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,000
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,399
5.75% 1/1/14 (MBIA Insured)	2,000	2,118
7.25% 1/1/10 (MBIA Insured)	2,660	2,763
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	4,972
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
6.25% 2/15/10 (MBIA Insured) (g)	1,000	1,027
6.25% 2/15/11 (MBIA Insured) (g)	1,415	1,471
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	4,355	4,667
		45,264
Texas - 10.3%
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,775
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	4,885
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	$ 1,405	$ 890
5.75% 1/1/34	1,500	844
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	9,200	6,519
0% 5/15/18 (FGIC Insured)	5,000	3,327
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,671
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,750
5.25% 2/15/42	5,000	5,083
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	233
Birdville Independent School District 0% 2/15/13	5,000	4,582
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,170
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,840
5% 8/1/20 (AMBAC Insured)	1,780	1,906
Clint Independent School District 5.5% 8/15/20	210	224
Coppell Independent School District 0% 8/15/20	2,000	1,264
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,645
5.25% 7/15/19 (FSA Insured)	4,000	4,349
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	5,870
0% 2/15/14	11,475	10,032
0% 2/15/16	9,700	7,742
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	13,000	13,176
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (g)	9,900	9,909
5.25% 11/1/10 (g)	2,150	2,227
5.25% 11/1/12 (g)	5,820	5,994
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,710
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,655
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,245
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	1,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	$ 2,960	$ 3,149
DeSoto Independent School District 0% 8/15/20	3,335	2,068
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,312
Gainesville Independent School District 5.25% 2/15/36	1,900	1,937
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,374
Grand Prairie Independent School District 0% 2/15/16	3,775	2,973
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,745
5.25% 4/15/16 (MBIA Insured)	1,680	1,852
5.25% 4/15/17 (MBIA Insured)	2,295	2,509
5.25% 4/15/18 (MBIA Insured)	1,915	2,077
5.25% 4/15/19 (MBIA Insured)	1,000	1,077
5.25% 4/15/20 (MBIA Insured)	1,565	1,674
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	101
5.5% 8/15/35	45	45
6% 8/15/16	35	37
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	11,000	9,315
(Road Proj.):
Series 1996, 0% 10/1/13 (MBIA Insured)	5,550	4,937
Series 2008 B, 5.25% 8/15/47	19,500	18,252
Series 2002:
0% 8/15/25 (MBIA Insured)	3,000	1,287
0% 8/15/28 (MBIA Insured)	5,000	1,729
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,344
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	345	358
7.4% 2/15/10 (Escrowed to Maturity) (h)	40	42
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,002
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,334
Houston Independent School District 0% 8/15/13	9,835	8,862
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,403
0% 2/15/17	3,480	2,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	$ 1,995	$ 2,109
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,483
Kermit Independent School District 5.25% 2/15/37	4,130	4,234
Killeen Independent School District 5.25% 2/15/17	2,105	2,242
Kingsville Independent School District 5.25% 2/15/37	3,650	3,730
Lewisville Independent School District 5% 8/15/16	305	321
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,783
Little Elm Independent School District 5.5% 8/15/21	60	63
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	5,300	5,310
5% 5/15/31	1,565	1,557
5.25% 5/15/18 (AMBAC Insured)	1,875	1,935
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	5,495	5,367
5.25% 5/15/18 (AMBAC Insured)	1,000	1,086
5.25% 5/15/19 (AMBAC Insured)	1,000	1,078
5.25% 5/15/20	2,000	2,141
Mansfield Independent School District 5.5% 2/15/18	40	43
Midway Independent School District 0% 8/15/19	3,600	2,354
Montgomery County Gen. Oblig.:
Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,873
Series A, 5.625% 3/1/20 (FSA Insured)	495	527
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,216
5.5% 8/15/25 (FGIC Insured)	1,675	1,732
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,751
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,625
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	3,902
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	7,175	6,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	$ 4,800	$ 5,105
6% 1/1/24	2,000	2,104
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,082
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	4,526
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,064
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,168
5.375% 8/15/37	15,255	15,736
5.75% 8/15/29	1,250	1,307
Robstown Independent School District 5.25% 2/15/29	3,165	3,254
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,200
Rockwall Independent School District:
5.375% 2/15/19	25	27
5.375% 2/15/20	25	26
5.375% 2/15/21	30	32
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	10,314
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,589
5% 7/1/17 (FSA Insured) (g)	2,765	2,789
5% 7/1/17 (FSA Insured) (g)	2,385	2,382
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,614
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,207
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,733
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	394
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,553
6.5% 5/15/10 (Escrowed to Maturity) (h)	300	309
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,114
5.25% 2/15/22 (AMBAC Insured)	1,090	1,161
5.25% 2/15/30 (AMBAC Insured)	1,800	1,834
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	64
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	$ 6,900	$ 6,994
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,949
5.75% 8/1/26	3,320	3,425
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	18,715	13,293
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	4,148
0% 2/1/14 (MBIA Insured)	6,910	5,990
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	32,944
5.75% 8/15/38 (AMBAC Insured)	27,550	25,340
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,125
5.625% 7/15/21	5,900	6,007
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,274
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,139
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	7,030
Waller Independent School District 5.5% 2/15/37	4,920	5,108
Weatherford Independent School District 0% 2/15/33	6,985	1,839
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,112
5.75% 8/15/30	2,890	3,014
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
5.5% 2/15/20 (FSA Insured)	65	68
Wylie Independent School District 0% 8/15/20	1,790	1,112
		492,763
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,247
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,645	3,107
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A: - continued
5.25% 4/1/17 (FSA Insured)	$ 4,335	$ 4,642
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	8,200	8,307
		29,168
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	2,895
6.125% 12/1/27 (AMBAC Insured)	8,600	7,515
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	3,820
		14,230
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,390	1,454
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,404
6% 2/15/13 (AMBAC Insured)	1,460	1,664
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (g)	1,890	1,890
		7,412
Washington - 5.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,568
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	5,121
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,536
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,774
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,286
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	28,000	31,081
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (g)	1,590	1,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/20 (FGIC Insured) (g)	$ 1,760	$ 1,773
5.25% 1/1/23 (FGIC Insured) (g)	2,055	2,004
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,670
5.25% 12/1/36 (FSA Insured)	9,180	9,022
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	4,750	4,772
(Swr. Proj.) Series 2005, 5% 1/1/26	5,000	5,102
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,442
Series 2008, 5.75% 1/1/43	22,700	23,550
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,783
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,287
Port of Seattle Rev. Series D:
5.75% 11/1/13 (g)	1,500	1,582
5.75% 11/1/14 (g)	3,055	3,204
5.75% 11/1/16 (g)	2,250	2,319
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,990
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,220
5.75% 12/1/21 (MBIA Insured)	2,000	2,190
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,155
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,398
5.25% 1/1/26 (FSA Insured)	15,800	15,972
Series B, 5% 7/1/28	395	400
Series R 97A:
0% 7/1/17	7,045	5,136
0% 7/1/19 (MBIA Insured)	9,100	5,867
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	$ 10,000	$ 9,341
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	5,481
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,930
Series 2006 D, 5.25% 10/1/33	2,000	1,970
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	62,484
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,702
0% 7/1/10 (MBIA Insured)	2,800	2,746
		274,714
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	589
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,448
		3,037
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	4,870	5,225
6.375% 6/1/32	2,925	3,252
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,096
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	1,988
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,295
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,321
5.5% 8/15/16	1,520	1,318
		16,495
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	$ 4,530	$ 4,886
TOTAL MUNICIPAL BONDS (Cost $4,939,040)		4,714,978
Municipal Notes - 0.2%

California - 0.2%
California Gen. Oblig. 4.5% 4/14/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $7,000)	7,000	7,007
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.46% (e)(f) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $4,946,179)		4,722,124
NET OTHER ASSETS - 1.0%		49,860
NET ASSETS - 100%		$ 4,771,984
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,370,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,177
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,722,124	$ 139	$ 4,718,615	$ 3,370
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	430
Cost of Purchases	-
Proceeds of Sales	(170)
Amortization/Accretion	2
Transfer in/out of Level 3	3,101
Ending Balance	$ 3,370

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,944,401,000. Net unrealized depreciation aggregated $222,277,000, of which $75,821,000 related to appreciated investment securities and $298,098,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio
Municipal Income Fund

March 31, 2009

1.814656.104

OFR-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,374,160
Ohio - 95.5%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,000,000
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,513,110
5% 1/1/15	1,275,000	1,284,397
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,385,963
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,639,758
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,634,173
American Muni. Pwr. Electricity Purchase Rev. Series A:
5% 2/1/11	1,400,000	1,380,274
5% 2/1/13	1,400,000	1,337,028
American Muni. Pwr.-Ohio, Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,013,200
(Prairie State Energy Campus Proj.) Series 2008 A, 5% 2/15/38	4,630,000	4,234,320
Avon Lake City School District Series 2005, 5% 12/1/14 (MBIA Insured)	1,205,000	1,365,783
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,965,800
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	2,302,560
6.5% 6/1/47	5,800,000	3,477,042
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	1,890,000	2,193,704
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,122,867
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,711,793
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,136,719
Canal Winchester Local School District Series B, 5% 12/1/18 (MBIA Insured)	1,030,000	1,101,358
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,080,533
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,622,625
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,392,910
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	990,040
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,512,050
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,711,750
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,184,271
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,222,368
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,272,569
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,957,177
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,429,346
5.25% 12/1/19 (FSA Insured)	1,045,000	1,122,957
5.25% 12/1/23 (FSA Insured)	1,000,000	1,047,260
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,935,437
Cleveland Pub. Pwr. Sys. Rev. Series A:
0% 11/15/10 (MBIA Insured)	425,000	410,032
0% 11/15/11 (MBIA Insured)	2,395,000	2,270,532
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,586,388
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,674,050
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,612,435
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	44,991
Columbus City School District (School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,596,200
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C, 5% 8/1/27 (a)	1,200,000	1,185,732
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,299,632
0% 10/1/12 (MBIA Insured)	1,405,000	1,309,249
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,153,781
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31	5,000,000	4,873,900
Dublin City School District 5% 12/1/21	1,200,000	1,312,428
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,390,969
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	$ 1,000,000	$ 1,189,350
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,286,173
Fairview Park City School District 5% 12/1/33 (MBIA Insured)	4,350,000	4,165,473
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	5,718,646
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,261,040
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
5% 11/1/15	260,000	273,671
5% 11/1/16	265,000	276,705
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,708,932
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,150
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,991,360
Hamilton City School District 5% 12/1/34	2,000,000	1,951,840
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,119,563
5% 12/1/18 (FGIC Insured)	1,075,000	1,148,390
5% 12/1/19 (FGIC Insured)	2,190,000	2,291,090
5% 12/1/19 (FGIC Insured)	1,130,000	1,195,664
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,164,470
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,893,793
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,611,393
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,727,099
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	910,147
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,313,712
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,064,120
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,083,450
Hilliard School District 0% 12/1/11 (FGIC Insured)	2,150,000	2,042,866
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,243,344
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,465,884
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kings Local School District 5% 12/1/19 (MBIA Insured)	$ 1,365,000	$ 1,453,083
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	1,988,233
5% 8/15/15	1,160,000	1,101,629
5% 8/15/16	1,260,000	1,170,855
5% 8/15/17	1,000,000	915,770
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,219,680
0% 12/1/16 (FSA Insured)	1,200,000	928,248
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,027,450
5.5% 2/15/11	2,075,000	2,121,335
5.5% 2/15/12	600,000	618,372
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,628,605
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,146,309
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,182,364
5% 11/15/38	3,830,000	3,250,751
5.375% 11/15/23 (AMBAC Insured)	5,000,000	4,678,900
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,028,360
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,215,624
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,008,720
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	110,834
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	169,862
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	95,468
Miamisburg City School District 5% 12/1/33	1,340,000	1,343,980
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,931,600
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,302,229
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,911,134
Series 2008 D, 6.25% 10/1/33	2,500,000	2,598,725
Series A:
6% 12/1/19	1,470,000	1,511,895
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.: - continued
(Catholic Health Initiatives Proj.):
Series A:
6% 12/1/19 (Escrowed to Maturity) (d)	$ 1,530,000	$ 1,613,890
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,131,850
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,263,550
Series D, 5.25%, tender 11/12/13 (b)	2,000,000	2,065,060
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,010,820
Series A, 6.25% 11/15/39	2,250,000	2,243,858
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,371,468
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,287,750
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (MBIA Insured)	500,000	592,480
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,030,520
Ohio Bldg. Auth. (Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,643,792
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,148,936
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	537,920
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,468,438
Series 2005 B, 5% 5/1/16	1,000,000	1,133,480
Series A, 5.375% 8/1/16	5,980,000	6,402,367
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,905,463
Series D, 5% 3/1/24	3,415,000	3,513,591
Series 2008 A, 5.375% 9/1/28	7,000,000	7,445,270
Series A, 5.5% 9/15/16	11,060,000	11,971,560
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,802,163
Series 1994:
6.125% 10/1/15	2,000,000	2,312,680
6.25% 10/1/16	2,500,000	2,924,625
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,594,959
5.5% 1/1/43	2,000,000	1,957,760
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,059,860
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	$ 4,000,000	$ 3,072,960
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,218,131
Series 2009, 5.5% 12/1/36	5,000,000	4,888,400
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,160,580
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,485,981
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,616,060
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,015,350
Series 2003 B, 5.25% 6/1/16	5,000,000	5,492,250
Series 2008 A, 5% 12/1/26	2,225,000	2,284,919
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20	3,000,000	3,444,660
Series 2001 A, 5.5% 2/15/26	3,700,000	3,781,955
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (MBIA Insured)	1,980,000	2,063,893
Series A:
4% 12/1/09 (FSA Insured)	330,000	337,055
5% 12/1/33 (FSA Insured)	1,190,000	1,130,119
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,492,529
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,034,099
5.25% 12/1/18	2,610,000	3,039,737
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,843,748
5.5% 6/1/17	3,960,000	4,678,067
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,913,722
5% 12/1/17	3,765,000	4,111,116
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,469,887
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,403,838
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,423,346
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,339,937
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,311,763
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,173,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.: - continued
5.25% 12/1/19	$ 1,975,000	$ 2,299,374
Olentangy Local School District:
0% 12/1/17	435,000	319,634
5% 12/1/30 (FSA Insured)	4,025,000	4,063,318
5% 12/1/36	2,700,000	2,652,156
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	978,860
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,892,118
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,054,208
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,029,917
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	961,838
0% 12/1/17	1,250,000	912,250
5% 12/1/32	1,500,000	1,497,840
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	504,680
6.375% 11/15/30	330,000	320,008
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,125,890
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,268,183
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,403,336
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,002,220
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,527,439
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,054,886
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	461,578
5% 12/1/35 (FSA Insured)	2,500,000	2,275,950
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,783,196
5.25% 12/1/21	1,740,000	1,874,485
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,010,240
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,005,540
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	$ 1,110,000	$ 1,164,434
5% 11/15/30 (MBIA Insured)	3,500,000	3,414,005
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,043,860
Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,367,824
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,119,738
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,407,931
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,050,650
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,513,074
5% 6/1/19 (AMBAC Insured)	1,520,000	1,576,529
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,040,950
5% 6/1/23 (FSA Insured)	2,000,000	2,056,120
5% 6/1/24 (FSA Insured)	2,000,000	2,036,660
Warren County Gen. Oblig.:
6.1% 12/1/12	315,000	338,909
6.65% 12/1/11	170,000	179,236
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,027,214
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,470,810
5% 5/1/18 (MBIA Insured)	1,440,000	1,523,851
5% 5/1/19 (MBIA Insured)	1,515,000	1,589,629
		431,622,481
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,026,870
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,897,902
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,266,759
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	981,550
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	927,890
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	257,160
		6,358,131
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	$ 1,600,000	$ 973,808
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	496,000
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,693,400
		3,163,208
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $446,742,015)	442,517,980
NET OTHER ASSETS - 2.1%	9,342,260
NET ASSETS - 100%	$ 451,860,240
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 442,517,980	$ -	$ 442,517,980	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $446,732,331. Net unrealized depreciation aggregated $4,214,351, of which $10,496,828 related to appreciated investment securities and $14,711,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania
Municipal Income Fund

March 31, 2009

1.814657.104

PFL-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	$ 1,000,000	$ 1,144,750
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,441,202
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,190,320
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	713,013
		6,489,285
Pennsylvania - 93.0%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,889,596
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,395,965
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,031,600
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,057,540
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,041,910
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,698,776
5.25% 3/1/32	2,000,000	2,006,320
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	52,160
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2006 B, 5% 5/1/09	1,475,000	1,474,926
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,525,000	2,654,204
Series B, 5% 6/15/10	2,000,000	2,034,860
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,080,737
Series 2000, 5.5% 12/1/30 (MBIA Insured)	305,000	307,284
Series A, 5% 12/1/30 (MBIA Insured)	3,725,000	3,467,714
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,618,800
6% 3/1/31 (FSA Insured)	1,975,000	2,106,081
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	256,095
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (b)	$ 1,870,000	$ 1,652,968
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	2,280,000	2,609,141
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,040,781
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,547,600
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	4,897,950
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,545,350
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,013,960
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,000,980
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,543,048
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,449,507
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,156,900
6% 11/15/30	3,620,000	3,748,727
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A:
5% 12/15/09	865,000	856,238
5% 12/15/10	905,000	880,999
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,357,525
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,337,486
East Stroudsburg Area School District:
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,712,225
Series A, 7.5% 9/1/22	1,000,000	1,227,770
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,235,167
7.75% 4/1/25 (FSA Insured)	875,000	1,035,388
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,779,042
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	$ 1,115,000	$ 1,200,822
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,369,383
5% 3/15/23 (FSA Insured)	1,015,000	1,065,182
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	765,165
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	683,819
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,026,905
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,997,980
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,333,969
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,382,223
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,062,590
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,296,269
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,135,286
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	979,580
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,857,340
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	2,447,115
6.375% 11/1/41 (b)	1,300,000	944,320
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,516,380
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (a)(b)	1,500,000	1,521,255
Pennsylvania Gen. Oblig. First Series, 5.25% 2/1/14	125,000	135,465
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,238,896
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	1,372,000
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	$ 1,000,000	$ 1,148,540
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,122,520
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,022,410
5.25% 8/1/11 (FSA Insured)	1,000,000	1,022,640
Series 2001 A:
6% 1/15/22	400,000	408,364
6% 1/15/31	1,000,000	1,011,870
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	518,390
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,097,649
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	51,540
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre- Refunded to 6/1/13 @ 100) (c)	3,210,000	3,619,949
Pennsylvania State Univ.:
Series A, 5% 8/15/29	3,945,000	4,006,897
5% 9/1/29	1,550,000	1,568,569
5% 9/1/35	4,485,000	4,452,304
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (MBIA Insured)	3,000,000	3,038,820
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (FGIC Insured)	2,000,000	2,186,900
5.625% 6/1/14	3,595,000	3,876,524
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,923,780
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,052,510
5% 12/1/25 (AMBAC Insured)	7,345,000	7,544,637
5% 12/1/26 (AMBAC Insured)	3,500,000	3,552,360
Series 2008 B1, 5.5% 6/1/33	4,000,000	3,989,080
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,155,880
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	3,822,026
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	1,500,000	1,551,780
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,599,465
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,046,200
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,042,330
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,806,029
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,567,264
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,911,508
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,529,578
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,632,928
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,348,220
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,571,662
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	5,856,480
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A, 5% 5/15/09	1,000,000	1,003,730
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,643,077
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	972,600
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,129,000
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,957,947
Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	809,360
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	2,065,914
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,213,361
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,935,873
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,194,247
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	375,776
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	809,597
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 7/1/35	$ 4,130,000	$ 4,087,998
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,122,940
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,242,185
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,628,509
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,713,613
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,156,480
5.25% 9/1/16 (FSA Insured)	3,000,000	3,222,420
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	5,093,312
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,125,173
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,400,650
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,583,550
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	848,507
5.375% 4/1/17 (FSA Insured)	830,000	886,540
5.375% 4/1/18 (FSA Insured)	875,000	929,443
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,078,840
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,829,794
5% 5/1/28 (FSA Insured)	1,000,000	1,023,410
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.) Series 2009 A:
4% 9/15/11	1,000,000	1,057,180
5% 9/15/16	1,150,000	1,259,871
Series 2009 B, 5.5% 9/15/24	5,250,000	5,645,430
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,995,906
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	2,010,728
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,004,850
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,604,587
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	$ 2,700,000	$ 2,698,353
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,910,050
0% 8/15/20 (FGIC Insured)	2,500,000	1,352,250
0% 8/15/22	6,550,000	3,054,200
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,761,984
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,991,372
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,134,940
		327,358,414
Puerto Rico - 0.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	979,130
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	505,260
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,501,080
		2,985,470
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $337,322,696)	336,833,169
NET OTHER ASSETS - 4.3%	15,203,897
NET ASSETS - 100%	$ 352,037,066
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 336,833,169	$ -	$ 336,833,169	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $337,298,025. Net unrealized depreciation aggregated $464,856, of which $7,744,071 related to appreciated investment securities and $8,208,927 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Intermediate
Municipal Income Fund

March 31, 2009

1.814658.104

STM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,091
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,173
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/11	1,000	1,009
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,045
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,180
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,238
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,167
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	497
5% 12/1/10	855	841
5% 12/1/12	750	718
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,201
		32,160
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,418
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,699
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (MBIA Insured)	3,775	3,681
		9,798
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,562
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.): - continued
Series 2008 D:
5% 1/1/13	$ 3,250	$ 3,369
5% 1/1/14	2,000	2,065
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,115	1,134
Series 2008, 5.5% 9/1/13	18,780	20,592
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,040
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (FGIC Insured)	1,500	1,587
5% 7/1/15 (FGIC Insured)	1,645	1,808
		45,230
California - 8.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,501
California Econ. Recovery:
Series 2004 A:
5.25% 1/1/11	6,500	6,886
5.25% 7/1/13	2,440	2,656
5.25% 7/1/13	2,400	2,613
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,692
California Gen. Oblig.:
5% 2/1/11	4,000	4,187
5% 2/1/11	685	717
5% 10/1/11	1,650	1,752
5% 2/1/12	1,650	1,754
5% 3/1/12	15,000	15,972
5% 9/1/12	1,700	1,825
5% 10/1/12	12,600	13,547
5% 11/1/13	10,000	10,765
5.25% 9/1/10	18,050	18,764
5.25% 2/1/11	2,465	2,591
5.5% 3/1/11 (FGIC Insured)	3,210	3,397
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,425	2,566
6.5% 9/1/10	1,760	1,863
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	$ 1,000	$ 1,025
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,223
Series 2007 A3, 2.25%, tender 10/1/47 (c)	6,500	6,517
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,128
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,484
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,780
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,257
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,434
Series 2007 A1, 5% 6/1/12	2,570	2,485
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,747
Series E, 5% 7/1/11	6,075	6,481
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,600
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,950	1,828
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,093
5% 7/1/14	1,120	1,195
5% 7/1/15	2,170	2,312
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,539
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,674
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	$ 3,600	$ 3,078
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	926
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,372
Series K, 5% 5/15/10	4,655	4,868
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,213
		191,984
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,177
5% 11/15/11 (Escrowed to Maturity) (g)	120	132
Series 2006 F:
5% 11/15/12	380	393
5% 11/15/12 (Escrowed to Maturity) (g)	845	947
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	594
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (f)	2,000	2,063
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	565
		6,871
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,482
Series 2006 F, 5% 12/1/11	23,100	25,328
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,857
Series 2009 1:
5% 2/1/14	2,500	2,744
5% 2/1/15	11,995	13,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 2,004
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,089
		54,752
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,318
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,110
5% 8/15/15 (FSA Insured)	1,500	1,580
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,556
		14,564
Florida - 4.9%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,800
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,793
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,106
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,340
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,445
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,260
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,502
Series 2005 A, 5% 11/15/10	1,000	1,025
Series 2006 G:
5% 11/15/09	420	426
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	394
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	696
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.): Series 2008 A, 6.1%, tender 11/14/13 (c)	$ 1,000	$ 1,046
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,317
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,504
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,766
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,661
5% 10/1/12	7,350	7,918
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,599
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,014
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,135
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	3,001
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,010
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,564
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,314
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	996
4.625% 10/1/12	1,110	1,109
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,616
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,885
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,750
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,568
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	$ 3,435	$ 3,655
5% 7/1/14	2,000	2,117
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,006
		111,056
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (c)	7,600	7,758
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,624
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,545
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,885
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,433
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	4,000	3,487
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	5,200	5,322
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	5,705	5,847
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,146
5% 1/1/14	3,000	3,219
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,055
5% 1/1/11 (FGIC Insured)	3,000	3,174
		65,495
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,075
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,244
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	182
		7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 7.6%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	$ 4,160	$ 4,466
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (FGIC Insured)	7,200	5,310
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	912
5.25% 1/1/12 (FSA Insured)	175	193
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,248
5% 1/1/11 (AMBAC Insured)	3,625	3,742
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,958
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,699
5% 1/1/13 (FSA Insured)	4,000	4,256
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,236
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,656
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,102
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,033
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,769
5% 6/1/13	3,765	4,074
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,841
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,428
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,992
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,065
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,263
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 1.9%, tender 11/1/30 (c)	$ 4,000	$ 4,000
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,549
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	781
5% 7/1/13	415	433
5% 7/1/15	1,000	1,041
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (MBIA Insured)	3,075	3,202
5% 11/1/16 (MBIA Insured)	1,700	1,755
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,183
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,633
First Series:
5.5% 8/1/10	1,495	1,580
5.5% 8/1/15 (MBIA Insured)	1,495	1,718
Series 2002, 5.375% 7/1/11 (MBIA Insured)	6,745	7,318
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,484
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,052
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,434
5% 5/15/16 (FSA Insured)	2,325	2,509
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,237
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,936
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,511
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,796
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (FGIC Insured)	2,100	1,669
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,523
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (MBIA Insured)	$ 2,725	$ 2,361
Series 2002 A, 0% 6/15/14 (FGIC Insured)	9,325	7,794
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,935
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,305
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,514
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,474
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,420
0% 4/1/14	2,350	1,978
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,576
0% 11/1/16 (FSA Insured)	2,675	1,981
		173,387
Indiana - 3.3%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,067
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,895
5% 1/15/11 (FSA Insured)	1,910	2,017
5% 1/15/12 (FSA Insured)	1,990	2,143
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,807
5.25% 7/10/11 (FSA Insured)	2,295	2,465
5.25% 1/10/12 (FSA Insured)	1,355	1,468
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,141
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,082
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,865
5% 7/1/14	2,500	2,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	$ 4,100	$ 4,238
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,363
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,855
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,670
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,416
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	3,001
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,000	1,068
5.25% 7/15/11 (MBIA Insured)	1,020	1,106
5.25% 1/15/12 (MBIA Insured)	1,045	1,144
5.25% 7/15/12 (MBIA Insured)	1,075	1,193
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (MBIA Insured)	1,585	1,764
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,068
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,575
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,171
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,271
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,065	1,138
5.25% 7/15/11 (MBIA Insured)	1,125	1,221
5.25% 1/15/12 (MBIA Insured)	1,150	1,261
		75,319
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,265
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L: - continued
5.25% 11/15/12	$ 680	$ 697
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,595
		2,849
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,213
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,364
		10,577
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,069
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,257
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,584
		4,910
Maryland - 2.0%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	721
5% 7/1/11 (AMBAC Insured)	1,985	2,125
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series 2007 A, 4.5% 4/1/09	305	305
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,246
First Series 2008, 5% 3/1/12	10,000	11,066
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,346
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,478
5% 7/1/14	3,500	3,614
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (MBIA Insured)	1,535	1,611
		46,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,019
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,200
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,645
Series 2000 A, 6% 2/1/10	2,500	2,611
Series 2001 A, 5.5% 1/1/11	5,000	5,374
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,795
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,203
Massachusetts Health & Edl. Facilities Auth. Rev. (Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,012
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	672
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,300	3,622
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,414
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,372
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,204
		59,143
Michigan - 2.9%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,751
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,294
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,288
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,949
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,322
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,273
Detroit Swr. Disp. Rev.:
Series 2006 D, 1.5615% 7/1/32 (c)	4,095	2,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	$ 2,000	$ 2,095
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,327
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,265
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,447
5% 5/1/13 (FSA Insured)	1,305	1,467
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,408
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,202
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,022
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,640
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,770
5.5% 10/15/13	2,200	2,318
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,961
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,162
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,705
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,423
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,614
Royal Oak City School District 5% 5/1/12	2,000	2,185
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,077
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,231
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,279
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,371
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,648
		66,497
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	505
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,031
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,077
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,062
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/09	250	250
5% 5/15/10	200	201
5% 5/15/11	300	301
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	250	246
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	1,006
		6,679
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,052
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,116
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,010
5% 8/15/11	1,000	1,011
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,214
		5,403
Missouri - 0.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	$ 1,430	$ 1,431
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (FGIC Insured)	1,850	1,910
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,432
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,038
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	966
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,179
		14,643
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	5,675	5,670
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,028
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,759
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,361
		14,148
Nevada - 3.3%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,715
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,256
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,802
Series 2008 E:
5% 7/1/14	2,905	3,135
5% 7/1/15	3,500	3,792
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,307
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,444
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,457
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,698
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,359
Series 2002 C, 5% 6/15/10 (MBIA Insured)	1,075	1,124
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,272
Lyon Co. School District Gen. Oblig. Series 2006, 5% 6/1/09	695	700
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,290
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (MBIA Insured)	2,410	2,519
		75,567
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,427
New Jersey - 5.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,408
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,950
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,581
Series 2008 W:
5% 3/1/12	5,545	5,906
5% 3/1/15	10,400	11,174
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,551
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 6% 1/1/11 (MBIA Insured)	21,785	23,112
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,049
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (MBIA Insured)	1,970	2,081
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,800
6.5% 6/15/11 (MBIA Insured)	5,000	5,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,455
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,172
		114,685
New Jersey/Pennsylvania - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,219
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,235
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	2,950
		4,185
New York - 16.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,008
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,238
5% 1/1/12	1,175	1,270
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (MBIA Insured)	10,000	10,572
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,496
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,109
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,043
Series 2002 A1, 5.25% 11/1/14	600	633
Series 2002 B, 5.75% 8/1/14	1,000	1,080
Series 2003 F, 5.5% 12/15/11	7,125	7,716
Series 2005 C, 5% 8/1/12	19,770	21,292
Series 2005 D, 5% 8/1/12	4,925	5,304
Series 2005 F1, 5% 9/1/15	3,560	3,830
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,484
Series 2005 K:
5% 8/1/11	3,965	4,209
5% 8/1/12	4,360	4,696
Series 2005 O, 5% 6/1/12	7,525	8,081
Series 2008 E, 5% 8/1/12	5,000	5,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	$ 10,000	$ 10,562
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,704
6% 11/1/28 (a)	44,300	47,423
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,221
Series B, 5% 11/1/11	12,680	13,738
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,510
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,256
5% 3/15/13	3,545	3,913
5% 3/15/14	3,745	4,154
5% 3/15/15	4,000	4,465
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,773
5.75% 7/1/13 (AMBAC Insured)	1,000	1,078
Series C, 7.5% 7/1/10	8,560	8,889
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,754
5% 8/15/14	7,755	8,288
Series 2009 A1, 5% 2/15/15	9,000	9,534
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,950
Series 2008 B, 5% 7/1/15	30,000	31,966
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,419
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (FGIC Insured)	1,040	1,096
5.25% 11/15/19 (FGIC Insured)	5,200	5,517
Series 2005 C:
5% 11/15/10	1,485	1,549
5% 11/15/11	2,750	2,917
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,679
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,836
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	$ 10,000	$ 10,586
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,311
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,253
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,900
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	3,965	3,977
5.5% 6/1/17	6,000	6,108
Series 2003B 1C:
5.5% 6/1/15	1,300	1,325
5.5% 6/1/17	4,200	4,276
Series 2004 B1, 5% 6/1/09	3,800	3,816
Series A1:
5% 6/1/10	625	639
5.25% 6/1/13	7,780	7,780
		370,772
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,134
		5,337
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	258
5% 1/15/11	750	771
5% 1/15/12	400	417
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,644
5% 11/1/15 (FSA Insured)	1,600	1,739
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series 2003 D, 5.375% 1/1/10	$ 3,730	$ 3,785
North Carolina Grant Anticipation Rev. Series 2007, 5% 3/1/11	5,000	5,350
		16,990
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,650
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,855
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,569
		5,074
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,014
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,268
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,044
0% 11/15/09 (MBIA Insured)	1,200	1,187
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,716
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,137
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,518
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,035
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,117
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,990
5% 12/1/13	875	892
5% 12/1/14	2,275	2,304
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,013
		46,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 958
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,761
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2007, 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	982
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,720
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,736
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	451
		16,608
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,266
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B:
5% 5/1/09 (FSA Insured)	600	602
5% 5/1/11 (FSA Insured)	1,000	1,069
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (MBIA Insured)	5,000	5,317
		8,254
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,325
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,938
Series 2008 B, 5% 6/15/14	1,385	1,453
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,603
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,539
5% 12/15/11	2,835	2,709
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,990
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	$ 2,750	$ 2,861
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,779
5% 8/1/12 (FSA Insured)	5,000	5,359
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,760
5% 12/15/15 (FSA Insured)	5,000	5,349
5% 12/15/16 (FSA Insured)	7,275	7,738
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,619
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,565
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,259
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,622
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,192
		70,770
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,001
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,006
5% 12/1/12	1,000	992
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,771
Series Q, 5% 6/1/11	4,825	4,834
		21,604
Rhode Island - 0.5%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,318
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,178
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured) (b)	2,010	2,164
5% 6/15/16 (Assured Guaranty Corp. Insured) (b)	6,625	7,108
		11,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.5%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	$ 1,450	$ 1,511
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,529
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	565
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,095
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,122
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,010
		10,832
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,009
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,122
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,038
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,076
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,700
		13,945
Texas - 10.5%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,557
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,201
Series 2006 B:
6% 1/1/12	500	454
6% 1/1/13	1,270	1,113
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2007: - continued
5% 11/15/11 (FSA Insured)	$ 4,000	$ 4,352
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	5,078
0% 11/15/10 (MBIA Insured)	5,300	5,131
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,550
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,049
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	104
0% 2/15/11	5,000	4,869
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,555
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,049
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,644
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,038
Corpus Christi Independent School District:
4% 8/15/13	2,535	2,713
4% 8/15/14	10,140	10,784
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,318
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (c)	5,000	5,050
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,649
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,777
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,110
5% 8/15/14	1,075	1,197
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,282
5.25% 4/15/12 (FSA Insured)	2,000	2,225
Houston Gen. Oblig.:
Series 2007 B, 5% 3/1/12 (MBIA Insured)	3,575	3,910
Series A, 5% 3/1/13 (MBIA Insured)	7,500	8,301
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,961
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	$ 5,100	$ 5,294
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,213
Keller Independent School District 5% 2/15/14 (b)	3,750	4,146
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,335
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,629
Series 2004, 5% 2/15/10 (MBIA Insured)	1,845	1,913
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,384
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,832
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,078
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (c)	5,000	5,015
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	650
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,688
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,212
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,885
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (MBIA Insured)	1,545	1,703
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (FGIC Insured)	1,020	1,067
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,685
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,152
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,836
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,744
5% 11/15/12	1,950	2,068
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,278
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.175%, tender 4/3/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,087
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,320
0% 10/1/13	6,500	5,834
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,657
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,338
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,210
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,413
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	3,016
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,992
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,573
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,832
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,864
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,906
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,303
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,047
		238,747
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,628
0% 10/1/12 (AMBAC Insured)	3,800	3,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/13 (AMBAC Insured)	$ 3,760	$ 3,337
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,835
		12,319
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,008
5% 12/1/15 (FSA Insured)	2,225	2,363
		3,371
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,726
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,193
		9,919
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (FGIC Insured)	1,190	1,288
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,791
5.25% 1/1/11 (FSA Insured)	1,935	2,068
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14 (b)	4,000	4,389
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	5,100	5,494
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,881
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,779
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,019
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	$ 1,000	$ 1,087
Washington Gen. Oblig. Series A, 5% 7/1/11 (FGIC Insured)	1,000	1,083
		24,926
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,017
Wisconsin - 1.0%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,257
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,610
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,479
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,019
Series 2006 A, 5% 2/15/13	875	838
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	980
Series 2003 A, 5% 8/15/10	1,870	1,836
Series 2006 A, 5% 8/15/11	1,315	1,268
Wisconsin Trans. Rev. Series 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,855
		23,142
TOTAL MUNICIPAL BONDS (Cost $2,115,115)		2,148,126
Municipal Notes - 3.4%

Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 12029, 1.02% (Liquidity Facility Citigroup, Inc.) (c)(h)	7,310	7,310
California - 0.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.78% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.4%
Cap. City Econ. Dev. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	9,285	$ 9,285
District Of Columbia - 0.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.5%, LOC Bank of America NA, VRDN (c)	11,525	11,525
Illinois - 0.2%
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12043, 1.02% (Liquidity Facility Citigroup, Inc.) (c)(h)	5,195	5,195
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.42% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.6% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,712
New York - 0.8%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.45%, LOC Bank of America NA, VRDN (c)	12,550	12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 1.09% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,150	8,150
TOTAL MUNICIPAL NOTES (Cost $78,656)		78,657
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.46% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $2,193,772)		2,226,784
NET OTHER ASSETS - 2.6%		59,345
NET ASSETS - 100%		$ 2,286,129
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,372,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,226,784	$ 1	$ 2,226,265	$ 518
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,193,754,000. Net unrealized appreciation aggregated $33,030,000, of which $46,363,000 related to appreciated investment securities and $13,333,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.104

ASTM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,091
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,173
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/11	1,000	1,009
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,045
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,180
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,238
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,167
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	497
5% 12/1/10	855	841
5% 12/1/12	750	718
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,201
		32,160
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,418
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,699
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (MBIA Insured)	3,775	3,681
		9,798
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,562
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.): - continued
Series 2008 D:
5% 1/1/13	$ 3,250	$ 3,369
5% 1/1/14	2,000	2,065
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,115	1,134
Series 2008, 5.5% 9/1/13	18,780	20,592
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,040
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (FGIC Insured)	1,500	1,587
5% 7/1/15 (FGIC Insured)	1,645	1,808
		45,230
California - 8.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,501
California Econ. Recovery:
Series 2004 A:
5.25% 1/1/11	6,500	6,886
5.25% 7/1/13	2,440	2,656
5.25% 7/1/13	2,400	2,613
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,692
California Gen. Oblig.:
5% 2/1/11	4,000	4,187
5% 2/1/11	685	717
5% 10/1/11	1,650	1,752
5% 2/1/12	1,650	1,754
5% 3/1/12	15,000	15,972
5% 9/1/12	1,700	1,825
5% 10/1/12	12,600	13,547
5% 11/1/13	10,000	10,765
5.25% 9/1/10	18,050	18,764
5.25% 2/1/11	2,465	2,591
5.5% 3/1/11 (FGIC Insured)	3,210	3,397
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,425	2,566
6.5% 9/1/10	1,760	1,863
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	$ 1,000	$ 1,025
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,223
Series 2007 A3, 2.25%, tender 10/1/47 (c)	6,500	6,517
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,128
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,484
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,780
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,257
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,434
Series 2007 A1, 5% 6/1/12	2,570	2,485
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,747
Series E, 5% 7/1/11	6,075	6,481
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,600
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,950	1,828
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,093
5% 7/1/14	1,120	1,195
5% 7/1/15	2,170	2,312
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,539
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,674
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	$ 3,600	$ 3,078
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	926
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,372
Series K, 5% 5/15/10	4,655	4,868
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,213
		191,984
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,177
5% 11/15/11 (Escrowed to Maturity) (g)	120	132
Series 2006 F:
5% 11/15/12	380	393
5% 11/15/12 (Escrowed to Maturity) (g)	845	947
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	594
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (f)	2,000	2,063
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	565
		6,871
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,482
Series 2006 F, 5% 12/1/11	23,100	25,328
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,857
Series 2009 1:
5% 2/1/14	2,500	2,744
5% 2/1/15	11,995	13,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 2,004
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,089
		54,752
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,318
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,110
5% 8/15/15 (FSA Insured)	1,500	1,580
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,556
		14,564
Florida - 4.9%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,800
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,793
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,106
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,340
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,445
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,260
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	7,550	7,502
Series 2005 A, 5% 11/15/10	1,000	1,025
Series 2006 G:
5% 11/15/09	420	426
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	394
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	696
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.): Series 2008 A, 6.1%, tender 11/14/13 (c)	$ 1,000	$ 1,046
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,317
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,504
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,766
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,661
5% 10/1/12	7,350	7,918
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,599
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,014
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,135
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	3,001
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,010
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,564
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,314
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	996
4.625% 10/1/12	1,110	1,109
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,616
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,885
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,750
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,568
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	$ 3,435	$ 3,655
5% 7/1/14	2,000	2,117
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,006
		111,056
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (c)	7,600	7,758
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,624
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,545
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,885
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,433
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	4,000	3,487
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	5,200	5,322
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	5,705	5,847
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,146
5% 1/1/14	3,000	3,219
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,055
5% 1/1/11 (FGIC Insured)	3,000	3,174
		65,495
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,075
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,244
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	182
		7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 7.6%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	$ 4,160	$ 4,466
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (FGIC Insured)	7,200	5,310
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	912
5.25% 1/1/12 (FSA Insured)	175	193
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,248
5% 1/1/11 (AMBAC Insured)	3,625	3,742
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,958
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,699
5% 1/1/13 (FSA Insured)	4,000	4,256
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,236
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,656
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,102
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,033
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,769
5% 6/1/13	3,765	4,074
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,841
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,428
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,992
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,065
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,263
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 1.9%, tender 11/1/30 (c)	$ 4,000	$ 4,000
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,549
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	781
5% 7/1/13	415	433
5% 7/1/15	1,000	1,041
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (MBIA Insured)	3,075	3,202
5% 11/1/16 (MBIA Insured)	1,700	1,755
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,183
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,633
First Series:
5.5% 8/1/10	1,495	1,580
5.5% 8/1/15 (MBIA Insured)	1,495	1,718
Series 2002, 5.375% 7/1/11 (MBIA Insured)	6,745	7,318
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,484
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,052
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,434
5% 5/15/16 (FSA Insured)	2,325	2,509
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,237
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,936
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,511
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,796
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (FGIC Insured)	2,100	1,669
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,523
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (MBIA Insured)	$ 2,725	$ 2,361
Series 2002 A, 0% 6/15/14 (FGIC Insured)	9,325	7,794
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,935
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,305
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,514
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,474
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,420
0% 4/1/14	2,350	1,978
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,576
0% 11/1/16 (FSA Insured)	2,675	1,981
		173,387
Indiana - 3.3%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,067
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,895
5% 1/15/11 (FSA Insured)	1,910	2,017
5% 1/15/12 (FSA Insured)	1,990	2,143
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,807
5.25% 7/10/11 (FSA Insured)	2,295	2,465
5.25% 1/10/12 (FSA Insured)	1,355	1,468
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,141
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,082
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,865
5% 7/1/14	2,500	2,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	$ 4,100	$ 4,238
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,363
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,855
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,670
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,416
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	3,001
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,000	1,068
5.25% 7/15/11 (MBIA Insured)	1,020	1,106
5.25% 1/15/12 (MBIA Insured)	1,045	1,144
5.25% 7/15/12 (MBIA Insured)	1,075	1,193
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (MBIA Insured)	1,585	1,764
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,068
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,575
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,171
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,271
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,065	1,138
5.25% 7/15/11 (MBIA Insured)	1,125	1,221
5.25% 1/15/12 (MBIA Insured)	1,150	1,261
		75,319
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,265
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L: - continued
5.25% 11/15/12	$ 680	$ 697
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,595
		2,849
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,213
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,364
		10,577
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,069
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,257
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,584
		4,910
Maryland - 2.0%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	721
5% 7/1/11 (AMBAC Insured)	1,985	2,125
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series 2007 A, 4.5% 4/1/09	305	305
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,246
First Series 2008, 5% 3/1/12	10,000	11,066
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,346
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,478
5% 7/1/14	3,500	3,614
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (MBIA Insured)	1,535	1,611
		46,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,019
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,200
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,645
Series 2000 A, 6% 2/1/10	2,500	2,611
Series 2001 A, 5.5% 1/1/11	5,000	5,374
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,795
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,203
Massachusetts Health & Edl. Facilities Auth. Rev. (Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,012
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	672
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,300	3,622
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,414
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,372
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,204
		59,143
Michigan - 2.9%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,751
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,294
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,288
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,949
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,322
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,273
Detroit Swr. Disp. Rev.:
Series 2006 D, 1.5615% 7/1/32 (c)	4,095	2,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	$ 2,000	$ 2,095
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,327
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,265
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,447
5% 5/1/13 (FSA Insured)	1,305	1,467
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,408
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,202
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,022
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,640
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,770
5.5% 10/15/13	2,200	2,318
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,961
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,162
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,705
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,423
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,614
Royal Oak City School District 5% 5/1/12	2,000	2,185
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,077
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,231
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,279
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,371
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,648
		66,497
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	505
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,031
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,077
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,062
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/09	250	250
5% 5/15/10	200	201
5% 5/15/11	300	301
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	250	246
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	1,006
		6,679
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,052
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,116
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,010
5% 8/15/11	1,000	1,011
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,214
		5,403
Missouri - 0.6%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	$ 1,430	$ 1,431
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (FGIC Insured)	1,850	1,910
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,432
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,038
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	966
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,179
		14,643
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	5,675	5,670
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,028
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,759
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,361
		14,148
Nevada - 3.3%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,715
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,256
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,802
Series 2008 E:
5% 7/1/14	2,905	3,135
5% 7/1/15	3,500	3,792
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,307
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,444
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,457
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,698
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,359
Series 2002 C, 5% 6/15/10 (MBIA Insured)	1,075	1,124
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,272
Lyon Co. School District Gen. Oblig. Series 2006, 5% 6/1/09	695	700
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,290
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (MBIA Insured)	2,410	2,519
		75,567
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,427
New Jersey - 5.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,408
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,950
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,581
Series 2008 W:
5% 3/1/12	5,545	5,906
5% 3/1/15	10,400	11,174
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,551
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 6% 1/1/11 (MBIA Insured)	21,785	23,112
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,049
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (MBIA Insured)	1,970	2,081
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,800
6.5% 6/15/11 (MBIA Insured)	5,000	5,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,455
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,172
		114,685
New Jersey/Pennsylvania - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,219
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,235
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	2,950
		4,185
New York - 16.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,008
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,238
5% 1/1/12	1,175	1,270
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (MBIA Insured)	10,000	10,572
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,496
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,109
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,043
Series 2002 A1, 5.25% 11/1/14	600	633
Series 2002 B, 5.75% 8/1/14	1,000	1,080
Series 2003 F, 5.5% 12/15/11	7,125	7,716
Series 2005 C, 5% 8/1/12	19,770	21,292
Series 2005 D, 5% 8/1/12	4,925	5,304
Series 2005 F1, 5% 9/1/15	3,560	3,830
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,484
Series 2005 K:
5% 8/1/11	3,965	4,209
5% 8/1/12	4,360	4,696
Series 2005 O, 5% 6/1/12	7,525	8,081
Series 2008 E, 5% 8/1/12	5,000	5,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	$ 10,000	$ 10,562
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,704
6% 11/1/28 (a)	44,300	47,423
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,221
Series B, 5% 11/1/11	12,680	13,738
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,510
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,256
5% 3/15/13	3,545	3,913
5% 3/15/14	3,745	4,154
5% 3/15/15	4,000	4,465
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,773
5.75% 7/1/13 (AMBAC Insured)	1,000	1,078
Series C, 7.5% 7/1/10	8,560	8,889
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,754
5% 8/15/14	7,755	8,288
Series 2009 A1, 5% 2/15/15	9,000	9,534
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,950
Series 2008 B, 5% 7/1/15	30,000	31,966
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,419
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (FGIC Insured)	1,040	1,096
5.25% 11/15/19 (FGIC Insured)	5,200	5,517
Series 2005 C:
5% 11/15/10	1,485	1,549
5% 11/15/11	2,750	2,917
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,679
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,836
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	$ 10,000	$ 10,586
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,311
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,253
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,900
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	3,965	3,977
5.5% 6/1/17	6,000	6,108
Series 2003B 1C:
5.5% 6/1/15	1,300	1,325
5.5% 6/1/17	4,200	4,276
Series 2004 B1, 5% 6/1/09	3,800	3,816
Series A1:
5% 6/1/10	625	639
5.25% 6/1/13	7,780	7,780
		370,772
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,134
		5,337
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	258
5% 1/15/11	750	771
5% 1/15/12	400	417
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,644
5% 11/1/15 (FSA Insured)	1,600	1,739
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series 2003 D, 5.375% 1/1/10	$ 3,730	$ 3,785
North Carolina Grant Anticipation Rev. Series 2007, 5% 3/1/11	5,000	5,350
		16,990
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,650
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,855
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,569
		5,074
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,014
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,268
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,044
0% 11/15/09 (MBIA Insured)	1,200	1,187
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,716
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,137
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,518
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,035
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,117
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,990
5% 12/1/13	875	892
5% 12/1/14	2,275	2,304
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,013
		46,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 958
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,761
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2007, 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	982
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,720
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,736
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	451
		16,608
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,266
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B:
5% 5/1/09 (FSA Insured)	600	602
5% 5/1/11 (FSA Insured)	1,000	1,069
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (MBIA Insured)	5,000	5,317
		8,254
Pennsylvania - 3.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,325
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,938
Series 2008 B, 5% 6/15/14	1,385	1,453
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,603
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,539
5% 12/15/11	2,835	2,709
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,990
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	$ 2,750	$ 2,861
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,779
5% 8/1/12 (FSA Insured)	5,000	5,359
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,760
5% 12/15/15 (FSA Insured)	5,000	5,349
5% 12/15/16 (FSA Insured)	7,275	7,738
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,619
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,565
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,259
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,622
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,192
		70,770
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,001
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,006
5% 12/1/12	1,000	992
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,771
Series Q, 5% 6/1/11	4,825	4,834
		21,604
Rhode Island - 0.5%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,318
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,178
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured) (b)	2,010	2,164
5% 6/15/16 (Assured Guaranty Corp. Insured) (b)	6,625	7,108
		11,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.5%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	$ 1,450	$ 1,511
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,529
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	565
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,095
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,122
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,010
		10,832
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,009
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,122
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,038
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,076
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,700
		13,945
Texas - 10.5%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,557
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,201
Series 2006 B:
6% 1/1/12	500	454
6% 1/1/13	1,270	1,113
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2007: - continued
5% 11/15/11 (FSA Insured)	$ 4,000	$ 4,352
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	5,078
0% 11/15/10 (MBIA Insured)	5,300	5,131
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,550
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,049
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	104
0% 2/15/11	5,000	4,869
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,555
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,049
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,644
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,038
Corpus Christi Independent School District:
4% 8/15/13	2,535	2,713
4% 8/15/14	10,140	10,784
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,318
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (c)	5,000	5,050
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,649
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,777
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,110
5% 8/15/14	1,075	1,197
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,282
5.25% 4/15/12 (FSA Insured)	2,000	2,225
Houston Gen. Oblig.:
Series 2007 B, 5% 3/1/12 (MBIA Insured)	3,575	3,910
Series A, 5% 3/1/13 (MBIA Insured)	7,500	8,301
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,961
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	$ 5,100	$ 5,294
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,213
Keller Independent School District 5% 2/15/14 (b)	3,750	4,146
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,335
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,629
Series 2004, 5% 2/15/10 (MBIA Insured)	1,845	1,913
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,384
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,832
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,078
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (c)	5,000	5,015
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	650
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,688
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,212
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,885
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (MBIA Insured)	1,545	1,703
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (FGIC Insured)	1,020	1,067
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,685
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,152
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,836
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,744
5% 11/15/12	1,950	2,068
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,278
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.175%, tender 4/3/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,087
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,320
0% 10/1/13	6,500	5,834
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,657
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,338
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,210
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,413
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	3,016
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,992
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,573
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,832
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,864
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,906
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,303
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,047
		238,747
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,628
0% 10/1/12 (AMBAC Insured)	3,800	3,519
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/13 (AMBAC Insured)	$ 3,760	$ 3,337
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,835
		12,319
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,008
5% 12/1/15 (FSA Insured)	2,225	2,363
		3,371
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,726
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,193
		9,919
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (FGIC Insured)	1,190	1,288
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,791
5.25% 1/1/11 (FSA Insured)	1,935	2,068
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14 (b)	4,000	4,389
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	5,100	5,494
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,881
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,779
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,019
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	$ 1,000	$ 1,087
Washington Gen. Oblig. Series A, 5% 7/1/11 (FGIC Insured)	1,000	1,083
		24,926
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,017
Wisconsin - 1.0%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,257
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,610
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,479
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,019
Series 2006 A, 5% 2/15/13	875	838
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	980
Series 2003 A, 5% 8/15/10	1,870	1,836
Series 2006 A, 5% 8/15/11	1,315	1,268
Wisconsin Trans. Rev. Series 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,855
		23,142
TOTAL MUNICIPAL BONDS (Cost $2,115,115)		2,148,126
Municipal Notes - 3.4%

Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 12029, 1.02% (Liquidity Facility Citigroup, Inc.) (c)(h)	7,310	7,310
California - 0.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.78% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.4%
Cap. City Econ. Dev. Auth. Series 2004 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	9,285	$ 9,285
District Of Columbia - 0.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.5%, LOC Bank of America NA, VRDN (c)	11,525	11,525
Illinois - 0.2%
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12043, 1.02% (Liquidity Facility Citigroup, Inc.) (c)(h)	5,195	5,195
Massachusetts - 0.4%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.42% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.6% (Liquidity Facility Citibank NA) (c)(h)	3,200	3,200
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,712
New York - 0.8%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.45%, LOC Bank of America NA, VRDN (c)	12,550	12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 1.09% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,150	8,150
TOTAL MUNICIPAL NOTES (Cost $78,656)		78,657
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.46% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $2,193,772)		2,226,784
NET OTHER ASSETS - 2.6%		59,345
NET ASSETS - 100%		$ 2,286,129
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,372,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,226,784	$ 1	$ 2,226,265	$ 518
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,193,754,000. Net unrealized appreciation aggregated $33,030,000, of which $46,363,000 related to appreciated investment securities and $13,333,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009